Marketable Securities	6 Months Ended
Jun. 30, 2024
Marketable Securities [Abstract]
Marketable Securities
8.	Marketable Securities

During the year ended December 31, 2022, concurrent to the acquisition of Holigen (note 4), the Company subscribed for, and purchased 14,285,714 ordinary shares of The Flowr Corporation (“Flowr”) by way of a private placement for a consideration of approximately $801,160 (CDN$ 1,000,000). The subscription for the 14,285,714 ordinary shares of Flowr was a closing deliverable requirement in terms of the sale and purchase agreement between the Company and Flowr with respect to the acquisition of Holigen.

Given the status of Flowr (note 4), the Company disposed of all the 14,285,714 ordinary shares of Flowr held by the Company. As the shares held no value during the year ended December 31, 2023, no gain or loss was recognized on the disposal of the shares.

Set out below is a reconciliation of the movement of the Company’s investment during the year ended December 31, 2023:

Balance, December 31, 2022	$263,691
Change in fair value	(264,655)
Movement in exchange rate	964
Balance, December 31, 2023 (*)	$–

(*)	Reflects closing price of CDN$0.000 on December 31, 2023.